Reorganized Capital (Tables)	3 Months Ended
Mar. 31, 2013
Reorganized Capital
Reorganized Capital

After consideration of SMSA Crane Acquisition Corp.’s debt capacity and other capital structure considerations, such as industry norms, projected earnings to fixed charges, projected earnings before interest and projected free cash flow to debt service and other applicable ratios, management determined that SMSA Crane Acquisition Corp.’s reorganization capital structure should be as follows:

Common Stock (500,005 “new” shares to be issued at $0.001 par value)	$500
Additional paid-in capital	500

Total reorganized capital structure	$1,000